Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions [Text Block]
Note 4 – Related Party Transactions
Transactions with Equity-Method Investees
We have purchases from our equity-method investees included in Product costs in the Consolidated Statement of Operations of $226 million, $180 million, and $187 million for the years ended 2017, 2016, and 2015, respectively. We have $20 million and $19 million included in Accounts payable in the Consolidated Balance Sheet with our equity-method investees at December 31, 2017 and 2016, respectively.
WPZ has operating agreements with certain equity-method investees. These operating agreements typically provide for reimbursement or payment to WPZ for certain direct operational payroll and employee benefit costs, materials, supplies, and other charges and also for management services. We supplied a portion of these services, primarily those related to employees since WPZ does not have any employees, to certain equity-method investees. The total charges to equity-method investees for these fees are $67 million, $66 million, and $64 million for the years ended 2017, 2016, and 2015, respectively.
Board of Directors
A former member of our Board of Directors, who was elected in 2013 and resigned during 2016, is also the current chairman, president, and chief executive officer of an energy services company that is a customer of ours. We recorded $144 million and $111 million in Service revenues in the Consolidated Statement of Operations from this company for transportation and storage of natural gas for the years ended December 31, 2016 and 2015, respectively.